TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of movements in the allowance for doubtful accounts
Movements in the allowance for doubtful accounts in the three years ended December 31, 2015 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2012	104
Additions charged to income	50
Balance at December 31, 2013	154
Additions charged to income	340
Balance at December 31, 2014	494
Additions charged to income	1,184
Balance at December 31, 2015	1,678